Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000007072 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007072 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000007072 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000007072 [Member] | Vanguard Short Term Inflation Protected Securities Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000007072 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000007072 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000007075 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007075 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000007075 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000007075 [Member] | Vanguard Short Term Inflation Protected Securities Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007075 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000007075 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000007076 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007076 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000007076 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000007076 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000007076 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000007077 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007077 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000007077 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007077 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000007077 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000034438 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034438 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000034438 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000034438 [Member] | Vanguard Short Term Inflation Protected Securities Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000034438 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000034438 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000034439 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034439 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000034439 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000034439 [Member] | Vanguard Short Term Inflation Protected Securities Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000034439 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000034439 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000034440 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034440 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000034440 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000034440 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000034440 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000034441 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034441 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000034441 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034441 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000034441 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000091317 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091317 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000091317 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000091317 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000091317 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000108861 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000108861 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000108861 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000108861 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000108861 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000180147 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000180147 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000180147 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000180147 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000180147 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000234832 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234832 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000234832 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234832 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000234832 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%